Land use right, net (Tables)	12 Months Ended
Dec. 31, 2020
Land use right, net
Schedule of land use right, net

Land use right, net, consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
Land use right	101,007	101,007	15,480
Less: Accumulated amortization	(2,233)	(4,294)	(658)
Net book value	98,774	96,713	14,822